Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Fidelity Small Cap Growth Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Growth Index Fund
Class Name	Fidelity® Small Cap Growth Index Fund
Trading Symbol	FECGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Small Cap Growth Index Fund for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Growth Index Fund	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 839,605,762
Holdings Count | shares	1,129
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$839,605,762
Number of Holdings	1,129
Portfolio Turnover	13%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Health Care 23.5 Industrials 22.6 Information Technology 20.9 Consumer Discretionary 10.1 Financials 8.5 Materials 3.7 Consumer Staples 3.4 Energy 3.2 Communication Services 2.1 Real Estate 1.4 Utilities 0.4 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 97.6 Thailand 0.7 Canada 0.3 Singapore 0.3 Puerto Rico 0.2 India 0.1 Bahamas (Nassau) 0.1 Brazil 0.1 Ghana 0.1 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.6 Thailand - 0.7 Canada - 0.3 Singapore - 0.3 Puerto Rico - 0.2 India - 0.1 Bahamas (Nassau) - 0.1 Brazil - 0.1 Ghana - 0.1 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) FTAI Aviation Ltd 1.1 Sprouts Farmers Market Inc 1.0 Insmed Inc 1.0 Vaxcyte Inc 0.8 Credo Technology Group Holding Ltd 0.8 Applied Industrial Technologies Inc 0.7 Rocket Lab USA Inc Class A 0.7 IonQ Inc 0.7 HealthEquity Inc 0.7 Mueller Industries Inc 0.7 8.2
Fidelity Small Cap Value Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Value Index Fund
Class Name	Fidelity® Small Cap Value Index Fund
Trading Symbol	FISVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Small Cap Value Index Fund for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Value Index Fund	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 1,313,781,363
Holdings Count | shares	1,449
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$1,313,781,363
Number of Holdings	1,449
Portfolio Turnover	13%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 29.2 Industrials 12.6 Real Estate 11.0 Consumer Discretionary 9.2 Health Care 8.7 Energy 7.1 Information Technology 6.5 Utilities 5.2 Materials 4.8 Communication Services 3.1 Consumer Staples 2.3 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 96.4 Canada 1.0 Argentina 0.5 Puerto Rico 0.4 Norway 0.4 Cameroon 0.3 Monaco 0.2 Bermuda 0.2 Brazil 0.1 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 96.4 Canada - 1.0 Argentina - 0.5 Puerto Rico - 0.4 Norway - 0.4 Cameroon - 0.3 Monaco - 0.2 Bermuda - 0.2 Brazil - 0.1 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) SouthState Corp 0.7 Old National Bancorp/IN 0.6 Jackson Financial Inc 0.6 Cadence Bank 0.6 Taylor Morrison Home Corp 0.6 Summit Materials Inc Class A 0.5 Glacier Bancorp Inc 0.5 Commercial Metals Co 0.5 Terreno Realty Corp 0.4 Essent Group Ltd 0.4 5.4
Fidelity SAI Municipal Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Municipal Bond Index Fund
Class Name	Fidelity® SAI Municipal Bond Index Fund
Trading Symbol	FSABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® SAI Municipal Bond Index Fund for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Municipal Bond Index Fund	$ 4	0.07%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
Net Assets	$ 81,891,847
Holdings Count | shares	1,242
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$81,891,847
Number of Holdings	1,242
Portfolio Turnover	19%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 35.0 Transportation 15.4 Special Tax 15.2 Water & Sewer 9.3 Health Care 8.4 Electric Utilities 6.0 Education 5.8 Others(Individually Less Than 5%) 4.9 100.0 AAA 16.5 AA 57.0 A 22.0 BBB 3.9 B 0.0 Not Rated 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 16.5 AA - 57.0 A - 22.0 BBB - 3.9 B - 0.0 Not Rated - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - (0.2)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) California 19.0 New York 19.0 Texas 8.4 Illinois 4.5 Washington 4.1
Fidelity Advisor Municipal Income 2025 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Income 2025 Fund
Class Name	Fidelity Advisor® Municipal Income 2025 Fund Class A
Trading Symbol	FAMHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Municipal Income 2025 Fund for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 22,111,435
Holdings Count | shares	118
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$22,111,435
Number of Holdings	118
Portfolio Turnover	0%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Health Care 27.4 Transportation 24.9 Education 22.0 General Obligations 11.0 Housing 5.7 Others(Individually Less Than 5%) 9.0 100.0 AAA 9.8 AA 23.6 A 41.8 BBB 16.6 BB 3.1 B 0.5 Not Rated 4.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 9.8 AA - 23.6 A - 41.8 BBB - 16.6 BB - 3.1 B - 0.5 Not Rated - 4.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Connecticut 11.8 Pennsylvania 10.0 Illinois 8.2 Massachusetts 6.2 Ohio 5.4
Fidelity Advisor Municipal Income 2025 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Income 2025 Fund
Class Name	Fidelity Advisor® Municipal Income 2025 Fund Class I
Trading Symbol	FAMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Municipal Income 2025 Fund for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 22,111,435
Holdings Count | shares	118
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$22,111,435
Number of Holdings	118
Portfolio Turnover	0%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Health Care 27.4 Transportation 24.9 Education 22.0 General Obligations 11.0 Housing 5.7 Others(Individually Less Than 5%) 9.0 100.0 AAA 9.8 AA 23.6 A 41.8 BBB 16.6 BB 3.1 B 0.5 Not Rated 4.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 9.8 AA - 23.6 A - 41.8 BBB - 16.6 BB - 3.1 B - 0.5 Not Rated - 4.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Connecticut 11.8 Pennsylvania 10.0 Illinois 8.2 Massachusetts 6.2 Ohio 5.4
Fidelity Mid Cap Growth Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Growth Index Fund
Class Name	Fidelity® Mid Cap Growth Index Fund
Trading Symbol	FMDGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid Cap Growth Index Fund for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Growth Index Fund	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 1,555,968,229
Holdings Count | shares	294
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$1,555,968,229
Number of Holdings	294
Portfolio Turnover	10%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.4 Industrials 17.3 Consumer Discretionary 14.7 Financials 12.8 Health Care 12.5 Communication Services 4.5 Energy 4.0 Consumer Staples 2.3 Utilities 1.8 Real Estate 1.3 Materials 1.1 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 98.1 Brazil 1.1 Korea (South) 0.8 Puerto Rico 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.1 Brazil - 1.1 Korea (South) - 0.8 Puerto Rico - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Palantir Technologies Inc Class A 5.1 AppLovin Corp Class A 2.8 Trade Desk Inc (The) Class A 1.7 Ameriprise Financial Inc 1.6 Vistra Corp 1.6 Datadog Inc Class A 1.4 Axon Enterprise Inc 1.4 Coinbase Global Inc Class A 1.4 Vertiv Holdings Co Class A 1.4 Fair Isaac Corp 1.3 19.7
Fidelity Mid Cap Value Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Value Index Fund
Class Name	Fidelity® Mid Cap Value Index Fund
Trading Symbol	FIMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid Cap Value Index Fund for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Value Index Fund	$ 3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
Net Assets	$ 949,777,691
Holdings Count | shares	716
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$949,777,691
Number of Holdings	716
Portfolio Turnover	25%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 18.0 Industrials 17.1 Real Estate 9.8 Consumer Discretionary 9.3 Information Technology 9.1 Health Care 8.2 Utilities 6.9 Materials 6.7 Energy 5.7 Consumer Staples 5.7 Communication Services 3.3 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 99.1 Canada 0.3 Bailiwick Of Jersey 0.3 Bermuda 0.1 United Kingdom 0.1 Puerto Rico 0.1 Brazil 0.0 Belgium 0.0 Japan 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.1 Canada - 0.3 Bailiwick Of Jersey - 0.3 Bermuda - 0.1 United Kingdom - 0.1 Puerto Rico - 0.1 Brazil - 0.0 Belgium - 0.0 Japan - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Williams Cos Inc/The 0.8 Arthur J Gallagher & Co 0.7 Digital Realty Trust Inc 0.7 ONEOK Inc 0.7 AFLAC Inc 0.7 Bank of New York Mellon Corp/The 0.7 Kinder Morgan Inc 0.6 Cummins Inc 0.5 Realty Income Corp 0.5 MicroStrategy Inc Class A 0.5 6.4
Fidelity Municipal Income 2025 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Income 2025 Fund
Class Name	Fidelity® Municipal Income 2025 Fund
Trading Symbol	FIMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Municipal Income 2025 Fund for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Income 2025 Fund	$ 20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 22,111,435
Holdings Count | shares	118
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$22,111,435
Number of Holdings	118
Portfolio Turnover	0%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Health Care 27.4 Transportation 24.9 Education 22.0 General Obligations 11.0 Housing 5.7 Others(Individually Less Than 5%) 9.0 100.0 AAA 9.8 AA 23.6 A 41.8 BBB 16.6 BB 3.1 B 0.5 Not Rated 4.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 9.8 AA - 23.6 A - 41.8 BBB - 16.6 BB - 3.1 B - 0.5 Not Rated - 4.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Connecticut 11.8 Pennsylvania 10.0 Illinois 8.2 Massachusetts 6.2 Ohio 5.4
Fidelity Municipal Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Municipal Bond Index Fund
Class Name	Fidelity® Municipal Bond Index Fund
Trading Symbol	FMBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Municipal Bond Index Fund for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Bond Index Fund	$ 4	0.07%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
Net Assets	$ 178,603,670
Holdings Count | shares	1,757
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)
KEY FACTS
Fund Size	$178,603,670
Number of Holdings	1,757
Portfolio Turnover	14%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 36.7 Transportation 15.0 Special Tax 12.6 Water & Sewer 9.7 Health Care 8.2 Education 6.5 Others(Individually Less Than 5%) 11.3 100.0 AAA 17.5 AA 55.5 A 22.1 BBB 3.7 BB 0.0 B 0.0 Not Rated 0.8 Short-Term Investments and Net Other Assets (Liabilities) 0.4 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 17.5 AA - 55.5 A - 22.1 BBB - 3.7 BB - 0.0 B - 0.0 Not Rated - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) California 21.8 New York 16.9 Texas 8.2 Florida 4.2 Illinois 4.1